Cover	Jun. 08, 2022
Cover [Abstract]
Entity Registrant Name	Verde Resources, Inc.
Entity Central Index Key	0001506929
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 08, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	32-0457838
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-55276
Entity Address Address Line 1	Block B-5, 20/F, Great Smart Tower
Entity Address Address Line 2	230 Wanchai Rd
Entity Address City Or Town	Wanchai
City Area Code	852
Local Phone Number	21521223
Entity Address Country	HK